UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number: ______
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sandell Asset Management Corp.
Address:       40 West 57th Street, 26th Floor
               New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Gashler
Title:         General Counsel
Phone:         212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler        New York, New York         May 13, 2011
     -------------------        ------------------         ------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $287,078 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

     None.

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

                                               FORM 13F
QTR ENDED: 3/31/11                                                                        (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  SANDELL ASSET MANAGEMENT
                                                    ------------------------

COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
--------                   --------     --------  --------        --------        --------     --------          --------
                           TITLE OF                VALUE    SHRS or   SH/  PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION    MANAGERS    SOLE     SHARED     NONE
--------------             --------      -----    --------  -------  ---   ---- ----------    --------     ----     ------     ----
AIRTRAN HLDGS INC            COM       00949P108   23,316   3,129,665 SH           SOLE                     3,129,665  -         -
ALBERTO CULVER CO NEW        COM       013078100    1,528      41,000 SH           SOLE                        41,000  -         -
ALCON INC                    COM SH    H01301102    1,552       9,375 SH           SOLE                         9,375  -         -
CHEMTURA CORP                COM NEW   163893209   13,244     770,000 SH           SOLE                       770,000  -         -
FRONTEER GOLD INC            COM       359032109   19,794   1,310,000 SH           SOLE                     1,310,000  -         -
GENZYME CORP                 COM       372917104   36,283     476,435 SH           SOLE                       476,435  -         -
L-1 IDENTITY SOLUTIONS INC   COM       50212A106   16,618   1,410,703 SH           SOLE                     1,410,703  -         -
LYONDELLBASELL INDUSTRIES N  SHS - A - N53745100   15,519     392,389 SH           SOLE                       392,389  -         -
MARATHON OIL CORP            COM       565849106    9,937     186,400 SH           SOLE                       186,400  -         -
NEWALLIANCE BANCSHARES INC   COM       650203102    8,548     576,000 SH           SOLE                       576,000  -         -
QWEST COMMUNICATIONS INTL IN COM       749121109   49,411   7,234,384 SH           SOLE                     7,234,384  -         -
SEMGROUP CORP                CL A      81663A105    7,969     283,000 SH           SOLE                       283,000  -         -
SOUTHERN UN CO NEW           COM       844030106   46,612   1,628,650 SH           SOLE                     1,628,650  -         -
TELEPHONE & DATA SYS INC     COM       879433100    1,404      41,656 SH           SOLE                        41,656  -         -
TPC GROUP INC                COM       89236Y104   19,438     673,308 SH           SOLE                       673,308  -         -
VISTEON CORP                 COM NEW   92839U206   15,905     254,524 SH           SOLE                       254,524  -         -

                                   Value Total:  $287,078

                                   Entry Total:        16

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